UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001664775

AVIS BUDGET RENTAL CAR FUNDING (AESOP) LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001664774

Central Index Key Number of underwriter (if applicable): Not applicable

Jean M. Sera
973-496-4700

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

Exhibit No.	Description
99.1	Report of Independent Accountants on Applying Agreed-upon Procedures, dated July 29, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AESOP LEASING L.P. (Depositor), by AESOP LEASING CORP., as its general partner

Date: July 29, 2020
	By:	/s/ David T. Calabria
	Name:	David T. Calabria
	Title:	Senior Vice President, Treasurer